RELATED PARTY TRANSACTIONS AND PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 002 - Kennametal Inc. capital stock - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares	465,657	514,587
Investment, excluding plan interest in master trust, fair value	$ 13,234,944	$ 12,365,608
Change in net asset available for benefit, increase from dividend income on investment	$ 395,073	$ 435,889
Investment, purchased, number of shares	26,134	50,256
Investment acquired, excluding plan interest in master trust, cost	$ 2,674,739	$ 391,223
Investment, sold, number of shares	92,372	138,020
Investment sold, excluding plan interest in master trust, selling price	$ 2,200,888	$ 3,570,015